Receivables and Other Current Assets - Billed and Unbilled Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	€ 9,938	€ 9,605	€ 9,680
Impairment	(2,992)	€ (2,891)	(2,891)
Unbilled receivables
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	2,755		2,495
Impairment	(28)		(9)
Amount not overdue invoiced
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	2,920		3,011
Impairment	(116)		(154)
Less than 90 days
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	994		1,024
Impairment	(157)		(160)
Between 90 and 180 days
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	324		347
Impairment	(135)		(150)
Between 180 and 360 days
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	523		534
Impairment	(393)		(381)
More than 360 days
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	2,422		2,269
Impairment	€ (2,163)		€ (2,037)